THE ADVISORS' INNER CIRCLE FUND



                                      GLB
                                NEW OPPORTUNITY
                                  GROWTH FUND


                         ANNUAL REPORT TO SHAREHOLDERS
                             as of October 31, 2000


                THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED
                 BY A CURRENT PROSPECTUS FOR THE FUND DESCRIBED.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2000
                                                                   -----------
                                                                       GLB
                                                                       NEW
                                                                   OPPORTUNITY
                                                                     GROWTH
                                                                     FUND (1)
                                                                   -----------

ASSETS:
 Investments at value (Cost $0)                                       $   --
 Cash                                                                    100
 Accrued income                                                           --
                                                                      ------
                                                                         100
                                                                      ======
LIABILITIES:
 Accrued expenses                                                         --
 Other liabilities                                                        --
                                                                      ------
                                                                          --
                                                                      ------
  Total Net Assets                                                    $  100
                                                                      ======
NET ASSETS:
 Portfolio Shares
  (unlimited authorization -- no par value) based on 10
  outstanding shares of beneficial interest                              100
 Undistributed net investment income                                      --
 Accumulated net realized gain on investments                             --
 Net unrealized appreciation on investments                               --
                                                                      ------
TOTAL NET ASSETS (100%)                                               $  100
                                                                      ======
 Net Asset Value, Offering and Redemption
  Price Per Share                                                     $10.00
                                                                      ======

(1) Commenced operations October 31, 2000.

    The accompanying notes are an integral part of the financial statements.

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

STATEMENT OF OPERATIONS
For the Period Ended October 31, 2000
                                                                   -----------
                                                                       GLB
                                                                       NEW
                                                                   OPPORTUNITY
                                                                     GROWTH
                                                                     FUND (1)
                                                                   -----------

INVESTMENT INCOME:
 Investments Income                                                   $   --
 Dividend Income                                                          --
                                                                      ------
  Total Investment Income                                                 --
                                                                      ------
EXPENSES:
 Investments Advisory Fees                                            $   --
 Administrative Fees                                                      --
 Other Fees                                                               --
                                                                      ------
  Total Expenses, Net                                                     --
                                                                      ------
 NET INVESTMENT INCOME                                                    --
                                                                      ------
NET INCREASE IN NET ASSETS FROM OPERATIONS                            $   --
                                                                      ======
(1) Commenced operations October 31, 2000.


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended October 31, 2000
                                                                   -----------
                                                                       GLB
                                                                       NEW
                                                                   OPPORTUNITY
                                                                     GROWTH
                                                                     FUND (1)
                                                                   -----------

INVESTMENT ACTIVITIES:
 Net Investment Income                                                $   --
                                                                      ------
  Net Increase in Net Assets Resulting from Operations                    --
                                                                      ------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from Shares Issued                                             100
 Cost of Shares Redeemed                                                  --
                                                                      ------
  Increase in Net Assets Derived from Capital Share
   Transactions                                                          100
                                                                      ------
Total Increase in Net Assets                                             100
                                                                      ------
NET ASSETS:
 Beginning of Period                                                      --
 End of Period                                                        $  100
                                                                      ======
SHARES ISSUED AND REDEEMED
 Shares Issued                                                            10
 Shares Redeemed                                                          --
                                                                      ------
 Net Increase in Share Transactions                                       10
                                                                      ======
(1) Commenced operations October 31, 2000.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout Each Period
For the Period Ended October 31, 2000
                                                                   -----------
                                                                       GLB
                                                                       NEW
                                                                   OPPORTUNITY
                                                                     GROWTH
                                                                     FUND (1)
                                                                   -----------
Net Asset Value, Beginning of Period                                  $10.00

 Income from Investment Operations
  Net Investment Income/(Loss)                                            --
                                                                      ------
   Total from Investment Operations                                       --
                                                                      ------

Less Distributions
 Distributions from Net Investment Income                                 --
 Distributions from Realized Capital Gains                                --
                                                                      ------
    Total Distributions                                                   --
                                                                      ------

Net Asset Value, End of Period                                        $10.00
                                                                      ======
  Total Return*                                                         0.00%

 Ratios/Supplemental Data
    Net Assets, End of Period                                         $  100
    Ratio of Expenses to Average Net Assets                             0.00%
    Ratio of Net Investment Income/(Loss) to Average Net Assets         0.00%
    Ratio of Expenses to Average Net Assets Before Fee Waivers          0.00%
    Ratio of Net Investment Income/(Loss) to Average Net Assets
        Before Fee Waivers                                              0.00%
    Portfolio Turnover Rate                                             0.00%


  * Return is for the period indicated and has not been annualized.
(1) The GLB New Opportunity Growth Fund commenced operations on October 31, 2000. All ratios for the period have been annualized.


    The accompanying notes are an integral part of the financial statements.

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

NOTES TO FINANCIAL STATEMENTS
October 31, 2000


1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and a Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with ten portfolios. The financial statements herein are those of the GLB New Opportunity Growth Fund (the "Fund"). The financial statements of the remaining portfolios are not presented herein. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     FEDERAL INCOME TAXES -- It is the Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

     NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income, if any, are declared and paid to shareholders at least annually. Any net realized capital gains, if any, are distributed to shareholders at least annually.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

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

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:
The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $95,000 or 0.15% on the first $250 million of the average daily net assets; 0.12% on the next $200 million; 0.10% on the next $200 million; and 0.08% on the average daily net assets over $650 million.

Forum Shareholder Services, LLC (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991 as amended and restated on August 8, 1994. The Distributor receives no fees for its distribution services under this agreement.

5.  INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:
The Fund and GLB Fund Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 0.75% of the Fund's average daily net assets. The Adviser has, on a voluntary basis, agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 1.75%. The Adviser reserves the right to terminate this arrangement at any time in its sole discretion.

First Union National Bank acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

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


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of
Trustees of GLB New Opportunity  Growth Fund of
The Advisors' Inner Circle Fund:

We have audited the accompanying statement of assets and liabilities of GLB New Opportunity Growth Fund (the "Fund"), one of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2000, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of GLB New Opportunity Growth Fund of The Advisors' Inner Circle Fund as of October 31, 2000, and the results of its operations, the changes in its net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States.


ARTHUR ANDERSEN LLP


Philadelphia, Pennsylvania
December 15, 2000

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